SHAREHOLDERS EQUITY (DEFICIT) (Details Narrative) - USD ($)						12 Months Ended
	Mar. 31, 2026	Mar. 25, 2026	Jun. 05, 2025	Jun. 02, 2025	Apr. 08, 2025	Mar. 31, 2026	Mar. 31, 2025	Mar. 28, 2026	Jul. 11, 2025
Class of Stock [Line Items]
Ordinary shares, shares authorized	500,000,000					500,000,000
Stock issued during period of holdback shares						450,000
Ordinary share, purchase price per share	$ 11.50					$ 11.50
Treasury stock, shares	316,004					316,004
Sale of stock, price per share	$ 16.5					$ 16.5
Treasury shares cost value	$ 32					$ 32			$ 32
Promissory note receivable over par value						$ 714,527
Nova Pulsar Holdings Limited [Member]
Class of Stock [Line Items]
Conversion price	$ 10.00					$ 10.00
Promissory note converted amount				$ 714,527
Public Warrants [Member]
Class of Stock [Line Items]
Warrants issued and outstanding	5,750,000					5,750,000	5,750,000
Private Warrants [Member]
Class of Stock [Line Items]
Warrants issued and outstanding	796,254					796,254	796,254
Warrant [Member]
Class of Stock [Line Items]
Warrants exercise price	$ 0.01					$ 0.01
Additional Paid-in Capital [Member]
Class of Stock [Line Items]
Promissory note receivable over par value						$ 714,495
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	488,000,000					488,000,000	488,000,000
Ordinary shares, par value	$ 0.0001					$ 0.0001	$ 0.0001
Stock issued during period shares issued					250,000	2,921,281
Ordinary shares issuable upon conversion of promissory notes	1,900,000
Consulting fee					$ 517,500
Stock issued during period shares conversion of convertible securities			316,004
Conversion prices			$ 2.2611
Voting rights						1
Ordinary share, shares issued	5,071,281					5,071,281	4,821,281	4,821,281
Ordinary share, shares outstanding	4,755,277					4,755,277	4,821,281	4,821,281
Common Class A [Member] | Nova Pulsar Holdings Limited [Member]
Class of Stock [Line Items]
Ordinary shares issuable upon conversion of promissory notes			316,004	316,004
Conversion price				$ 2.2611
Promissory note converted amount				$ 714,527
Common Class A [Member] | Minimum [Member]
Class of Stock [Line Items]
Conversion price	$ 5					$ 5
Common Class A [Member] | Maximum [Member]
Class of Stock [Line Items]
Conversion price	$ 10					$ 10
Common Class B [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized	12,000,000					12,000,000	12,000,000
Ordinary shares, par value	$ 0.0001					$ 0.0001	$ 0.0001
Stock issued during period shares issued						4,500,000
Stock issued during period of holdback shares						450,000	450,000
Voting rights						10
Ordinary share, shares issued	6,337,680					6,337,680	4,500,000	4,500,000
Ordinary share, shares outstanding	5,887,680					5,887,680	4,050,000	4,050,000
Warrants issued and outstanding	6,546,254					6,546,254
Common Class B [Member] | Bloomington DH Holdings Limited [Member]
Class of Stock [Line Items]
Ordinary share to be issued		1,837,680
Ordinary share, purchase price per share		$ 0.5912